EQUITY (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Details 2Abstract
Treasury shares, beginning (in shares)	0
Share purchases (in shares)	(125,000)
Treasury shares, ending (in shares)	(125,000)	0
Treasury shares, beginning	$ 0.0
Share purchases	(2.0)	$ 0.0	$ 0.0
Treasury shares, ending	$ (2.0)	$ 0.0